Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7.  Property and Equipment

Property and equipment consist of the following:

	December 31,
	2013	2012
	(in thousands)
Computers and accessories	$13	$9
Equipment	22	21
Furniture and fixtures	38	13
	73	43
Less accumulated depreciation	(26)	(8)
	$47	$35

Depreciation expense amounted to $16,000, $7,000 and $26,000 for the years ended December 31, 2013 and 2012 and the cumulative period from July 11, 2010 (date of inception) through December 31, 2013, respectively.